Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating Activities:
Net Income (Loss)	$ (27,183)	$ (117,641)
Adjustments to reconcile net income(loss) to cash used in operating activities:
Gain on Sale of Property and Equipment	1,095
Depreciation and Amortization	38,022	97,545
Accretion of Debt Discount	0
Imputed interest	15,579	43,308
Gain on Derivative Liability	586,213
Changes in operating assets and liabilities
Accounts Receivable	20,327	(17,813)
Prepaid & Other Current Assets	36,500
Inventory	0	467,818
Accounts Payable and Accrued Liabilities	78,466	410,007
Client Deposits	0	(877,135)
Net Cash Used in Operating Activities	749,018	(37,219)
Investing Activities
Proceeds from Sale of Property and Equipment
Purchase of Property and Equipment		(1,699)
Net Cash Provided by (Used in) Investing Activities		(1,699)
Financing Activities
Bank Overdraft	100,030	15,830
Repayment on Note Payable	113,393	87,977
Repayment on Line of Credit	22,307	21,361
Repayment on Capital Leases	37,422	87,943
Proceeds from Related Parties		207,630
Repayment to Related Parties		(10,000)
Capital Distribution		(11,000)
Proceeds From Notes Payable
Net Cash Provided by Financing Activities	273,153	5,179
Net Increase(Decrease) in Cash	1,023,265	(33,739)
Cash, Beginning of Period		33,739
Cash, End of Period	10,541
Cash Paid during the period for:
Income Taxes
Interest	15,579	43,308
Non-cash investing and financing activities
Stock Issued for Acquisitions	27,401,250
Liabilities Assumed in Recapitalization
Common Shares Issued Upon Conversion of Promissory Notes
Convertible Notes Issued to Settle Accounts Payable	$ 145,000